April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 101.7%
Amador Water Agency Financing Corp. COP, 5.00%, 03/01/26	$500	$508,711
Anaheim Housing & Public Improvements Authority RB, 2.50%, 05/01/25(a)	3,300	3,300,000
Anaheim Redevelopment Agency Successor Agency TA, 5.00%, 02/01/28	425	444,380
Bay Area Toll Authority RB
VRDN, 1.78%, 04/30/25(a)	2,400	2,400,000
VRDN, 1.78%, 05/01/25(a)	2,900	2,900,000
California Community Choice Financing Authority Clean Energy Project RB
VRDN, 3.64%, 05/07/25(a)(b)	500	500,000
VRDN, 3.64%, 05/07/25(a)(b)	275	275,000
California Community Choice Financing Authority RB
4.00%, 09/01/27	1,500	1,498,747
4.00%, 05/01/28	1,850	1,843,256
5.00%, 09/01/27	410	418,873
5.00%, 10/01/28	770	793,230
5.00%, 12/01/28	800	825,238
5.00%, 05/01/29	1,000	1,036,457
5.00%, 11/01/29	800	833,855
5.25%, 01/01/30	360	377,963
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	400,403
California Health Facilities Financing Authority RB
2.85%, 05/08/25	500	499,945
4.00%, 05/21/25	260	259,983
5.00%, 05/21/25	1,400	1,400,305
VRDN, 1.90%, 05/01/25(a)	2,500	2,500,000
California Municipal Finance Authority RB
1.30%, 02/01/28(b)	1,000	985,613
3.35%, 05/21/25	500	499,944
5.00%, 07/01/28	150	155,976
California Municipal Finance Authority RB AMT
3.75%, 06/02/25	1,000	999,782
3.75%, 10/01/25	1,000	985,093
4.15%, 07/15/25	400	400,359
4.25%, 12/01/25	250	250,392
California Pollution Control Financing Authority RB AMT
3.70%, 08/15/25(b)	1,000	996,004
4.25%, 12/01/27	500	502,679
California State Public Works Board RB
5.00%, 05/31/25	500	500,844
Series C, 5.00%, 11/01/26	1,000	1,027,928
Series F, 5.00%, 05/31/25	200	200,333
California State University Institute, 2.62%, 06/04/25	500	499,707
California Statewide Communities Development Authority RB, 5.00%, 11/01/29	1,500	1,601,110
Central Valley Energy Authority RB, 3.64%, 05/07/25(a)(b)	500	500,000
Chino Valley Unified School District GO, 3.63%, 05/07/25(a)(b)	500	500,000
City of Burbank California Water Revenue RB, 5.00%, 06/01/25	660	661,205
City of Long Beach California Harbor Revenue RB AMT, 5.00%, 05/15/27	400	410,062
City of Los Angeles CA Wastewater System Revenue, 2.68%, 05/02/25	400	399,983
City of Los Angeles California Revenue Notes, 5.00%, 06/26/25	800	801,370
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/25	100	100,050
5.00%, 05/15/25	400	400,065
5.00%, 05/15/26	210	212,853
5.00%, 05/15/26	570	577,743
5.00%, 05/15/26	890	898,475
Security	Par (000)	Value
California (continued)
5.00%, 05/15/27	$1,760	$1,803,570
5.00%, 11/15/27	200	205,604
5.00%, 05/15/28	1,000	1,034,480
City of Modesto California Water Revenue COP, 3.15%, 04/30/25 (AGM)(a)	3,280	3,280,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	424,243
Compton Unified School District/California GO, 5.00%, 06/01/25 (BAM)	250	250,376
Contra Costa Water District RB, 5.00%, 05/31/25	550	550,919
County of Los Angeles California Revenue Notes, 5.00%, 06/30/25	400	400,721
County of Riverside California Revenue Notes, 5.00%, 06/30/25	500	501,245
East Side Union High School District GO, 5.00%, 08/01/29	100	107,325
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	132,358
5.50%, 08/01/27 (BAM)	110	115,811
Jefferson Union High School District GO, 5.00%, 08/01/29	100	107,501
Jurupa Unified School District GO, 5.00%, 08/01/27	1,000	1,041,431
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	201,916
Long Beach Unified School District GO, 0.00%, 05/21/25(c)	500	457,012
Los Angeles County Capital Asset Leasing Corp, 2.67%, 05/06/25	500	499,941
Los Angeles Unified School District/California GO, 5.00%, 07/01/25	200	200,511
Madera Unified School District GO, 5.00%, 08/01/25	400	401,815
Metropolitan Water District of Southern California RB, 3.00%, 05/07/25(a)	700	700,000
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	500	506,480
Northern California Energy Authority RB
5.00%, 08/01/25	375	376,163
5.00%, 08/01/26	375	381,489
Northern California Transmission Agency RB, 5.00%, 05/01/26	285	291,245
Orange County Water District COP, VRDN, 2.00%, 05/07/25(a)	310	310,000
Pajaro Valley Unified School District GO, 0.00%, 08/01/25 (AGM)(c)	460	456,391
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	423,552
Port of Oakland RB AMT, 5.00%, 05/01/27	400	410,017
Poway Redevelopment Agency Successor Agency TA, 5.00%, 12/15/25	500	505,208
Poway Unified School District Public Financing Authority ST
5.00%, 09/01/25 (BAM)	315	316,888
5.00%, 09/01/26	500	511,345
Public Facilities Financing Authority Of The City Of San Diego/Lease Revenue RB, 1.95%, 05/01/25(a)(b)	2,000	2,000,000
Redding Joint Powers Financing Authority RB, 5.00%, 06/01/25	375	375,651
Regents of the University of California Medical Center Pooled Revenue RB
VRDN, 1.75%, 05/01/25(a)	30	30,000
VRDN, 2.45%, 05/01/25(a)(b)	900	900,000
RGTS of University of CA
3.13%, 05/15/25	1,000	1,000,000
3.25%, 07/24/25	1,000	1,000,114
3.40%, 05/15/25	1,000	1,000,000
Sacramento City Unified School District/California GO, 8.00%, 08/01/25 (AGM)	500	505,919

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Sacramento Municipal Utility District
2.75%, 07/08/25	$1,000	$998,951
3.15%, 06/04/25	1,000	1,000,000
San Diego County Water Authority
2.70%, 06/04/25	400	399,783
2.90%, 06/04/25	690	689,777
San Diego Public Facilities Financing Authority RB, 3.70%, 05/07/25(a)(b)	4,600	4,600,000
San Diego Public Facilities Financing Authority RB VRDN, 3.64%, 05/01/25(a)(b)	800	800,000
San Diego Public Facilities Financing Authority Water Revenue, 2.80%, 05/13/25	1,000	999,760
San Diego Unified School District/California Revenue Notes, 5.00%, 06/30/25	400	400,998
San Francisco City & County Airport Commission San Francisco International Airport RB AMT
5.00%, 05/01/28	500	518,902
5.00%, 05/01/29	300	314,107
5.00%, 05/01/29	500	522,443
San Francisco City & County Public Utilities Commission Power Revenue, 2.67%, 05/21/25	400	399,859
San Francisco City & County Redevelopment Agency Successor Agency TA, 5.00%, 08/01/28 (AGC)	520	549,235
San Joaquin Valley Clean Energy Authority RB, 5.00%, 07/01/29	840	869,924
San Leandro Unified School District GO, 5.00%, 08/01/25	400	401,761
San Mateo Union High School District GO
VRDN, 2.25%, 05/01/25(a)(b)	100	100,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	372,973
San Rafael City High School District/California GO, 4.00%, 08/01/25	300	300,514
Santa Clara County Financing Authority RB, 5.00%, 05/15/25	400	400,340
Sequoia Union High School District GO, 4.00%, 07/01/26	440	444,258
Southern California Public Power Authority RB
5.00%, 09/01/26	150	151,994
5.25%, 11/01/25	425	427,918
State of California Department of Water Resources
2.70%, 06/05/25	400	399,781
2.75%, 05/19/25	600	599,810
State of California GO
5.00%, 09/01/26	750	769,121
Security	Par (000)	Value
California (continued)
5.00%, 09/01/26	$800	$820,440
5.00%, 08/01/27	800	833,631
5.00%, 11/01/27	500	519,532
5.00%, 03/01/29	850	908,463
Stockton Public Financing Authority RB, 5.00%, 10/01/25 (BAM)	140	141,063
Temecula Valley Unified School District Financing Authority ST
5.00%, 09/01/25	300	301,902
5.00%, 09/01/26	500	513,194
University of California RB, 5.00%, 05/15/26	400	408,411
Yucaipa Valley Water District Financing Authority RB, 5.00%, 03/01/26	400	406,913
		84,086,915
Total Municipal Debt Obligations — 101.7% (Cost $84,276,544)		84,086,915
	Shares
Money Market Funds
BlackRock Liquidity Funds: MuniCash, 3.05%(d)(e)	102,865	102,875
Total Money Market Funds — 0.1% (Cost: $102,875)		102,875
Total Investments — 101.8% (Cost: $84,379,419)		84,189,790
Liabilities in Excess of Other Assets — (1.8)%		(1,468,670)
Net Assets — 100.0%		$82,721,120

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$102,875 (a)	$—	$—	$—	$102,875	102,865	$1,705	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Short-Term California Muni Active ETF
(Formerly BlackRock Short-Term California Muni Bond ETF)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$84,086,915	$—	$84,086,915
Short-Term Securities
Money Market Funds	102,875	—	—	102,875
	$102,875	$84,086,915	$—	$84,189,790

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
ST	Special Tax
TA	Tax Allocation